Peregrine Gold Silver Alpha Strategy Fund
RISK/RETURN
Investment Objectives:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Peregrine Gold Silver Alpha Strategy Fund	Peregrine Gold Silver Alpha Strategy Fund Class A shares	Peregrine Gold Silver Alpha Strategy Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Peregrine Gold Silver Alpha Strategy Fund		Peregrine Gold Silver Alpha Strategy Fund Class A shares	Peregrine Gold Silver Alpha Strategy Fund Class I shares
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.99%	1.99%
Acquired Fund Fees and Expenses	[1][2]	0.35%	0.35%
Total Annual Fund Operating Expenses		3.84%	3.59%
Fee Waiver and/or Reimbursement	[3]	(1.49%)	(1.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.35%	2.10%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The Acquired Fund Fees and Expenses estimate does not include the cost of investing in underlying pools, like commodity pools, that are not investment companies. The Fund estimates that underlying pool expenses, if presented, would be 2%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying pools which range from 0% to 20% of an underlying pool's profits.
[3]	The Fund's advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30 , 2012, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% and 1.75% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Peregrine Gold Silver Alpha Strategy Fund (USD $)	1 Year	3 Years
Peregrine Gold Silver Alpha Strategy Fund Class A shares	799	1,551
Peregrine Gold Silver Alpha Strategy Fund Class I shares	213	962

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 Under normal circumstances, the Fund invests primarily in a combination of any, or all, of the following: (1) gold- or silver-related instruments (long or short), (2) fixed income securities and (3) foreign currency-related instruments (long or short).  The Fund seeks to achieve capital appreciation by combining multiple "alpha" strategies that seek returns that are not purely market-direction-related, but are returns that are attributable to astute individual security, sector and derivative selection.

Gold- or Silver-Related Instruments

The Fund defines gold- or silver-related instruments as: (1) common stocks, (2) exchange-traded funds ("ETFs") and pooled investment vehicles such as limited partnerships, (3) exchange-trade notes ("ETNs"), (4) over-the-counter structured notes, (5) over-the-counter or exchange-traded derivatives, as permitted under applicable law, and (6) bullion.  Gold- or silver-related common stocks are defined as those of companies engaging primarily in (1) exploration, (2) mining, (3) processing or dealing in ore or refined gold or silver.  Gold- or silver-related ETFs and pooled investment vehicles (fund of funds) are those that invest primarily in (1) gold- or silver-related common stocks, (2) derivatives on gold or silver such as (i) swaps, (ii) futures and options on futures contracts, or (iii) forward contracts, or (3) interests in gold or silver bullion.  Gold- or silver-related ETNs and structured notes are those with interest and/or principal payments linked to the prices of gold or silver.  Direct investments into derivatives are primarily used as substitutes for gold or silver bullion, where permitted under applicable law.  Direct gold and silver bullion investments are executed through vault-stored physical bullion or bullion certificates issued by a bank.  The Fund invests in gold- or silver-related instruments without restriction as to issuer capitalization or country.  The Fund does not invest more than 25% of its assets in derivatives of any one counterparty.

Fixed Income Securities

The Fund defines fixed income securities as short-term (1) bills, (2) notes or (3) other evidences of indebtedness issued by the United States government or foreign governments denominated in any currency.  The Fund invests in fixed income securities with maturities of five years or less, that are rated BBB- or higher by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization ("NRSRO").

Foreign Currency-Related Instruments

The Fund defines foreign currency-related instruments as: (1) spot and forward foreign exchange contracts, (2) ETFs that invest primarily in foreign currency (i) options, (ii) futures and options on futures, ((iii) forwards, and (iv) swap contracts, (3) ETNs that have interest and/or principal payments linked to foreign currency exchange rates, and (4) interests in pooled investment vehicles (fund of funds) which invest primarily in foreign currency (i) options, (ii) futures and options on futures, (iii) forwards, or (iv) swap contracts.  Derivatives are primarily used as substitutes for the currencies they represent, when permitted under applicable law.  The Fund invests in ETFs without restriction as to issuer capitalization or country; ETNs of any maturity that are rated BBB- or higher by Standard & Poor's Ratings Group or another NRSRO, or if unrated, determined by the advisor to be of similar quality; but without restriction as to issuer capitalization or country.  The Fund does not invest more than 25% of its assets in derivatives of any one counterparty.

The Fund concentrates investments in the gold and silver metals industry because, under normal circumstances, it invests over 25% of its assets in securities of gold and/or silver metals industry issuers or in securities that are gold or silver industry-related.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's advisor seeks to achieve the Fund's investment objective by employing "Core," and "Opportunistic" strategies.

Core Strategy

The Core Strategy targets investing up to 74% of Fund assets in long positions in gold- and silver-related instruments.  Within this 74% allocation, the advisor anticipates that initially 80% will be gold-related and 20% will be silver-related.  The advisor selects specific investment vehicles that it believes offer the lowest cost or most highly correlated means of tracking gold or silver prices.  The advisor anticipates investing in leveraged ETFs, ETNs and structured notes as a part of the Core strategy.  These securities may employ leverage that magnifies the changes in the underlying gold or silver price or index upon which they are based.

Opportunistic Strategy

The Opportunistic Strategy targets investing up to 25% of Fund assets, long or short, and as permitted by applicable law,  in (1) over-the-counter or exchange-traded derivatives on (i) currencies, (ii) financial indexes, (iii) gold or silver or (iv) commodities upon which derivatives exist; (2) fixed income securities, or (3) gold or silver bullion.  These investments may be executed directly or through ETFs, ETNs or pooled investment funds (fund of funds) that each primarily invest in the preceding assets and instruments.  Additionally, the advisor may execute foreign currency investments through foreign currency denominated fixed income government securities.  Furthermore, the Opportunistic Strategy, whether directly or indirectly, will be executed primarily through a wholly-owned and controlled Cayman Island-based subsidiary (the "Subsidiary").  Overall, these investments are intended to be a source of returns that are not highly correlated to returns in the stock or bond markets generally.  The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.  The Subsidiary is subject to the same investment restrictions as the Fund when viewed on a consolidated basis.

The advisor buys and sells securities, instruments, and derivatives to maintain the Fund's Core allocation or to adjust the Fund's Opportunistic investment composition, when a price target has been reached, the investment thesis for a position changes, to replace an investment with one with a higher expected return, or to reduce portfolio risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs, ETNs, pooled vehicles and the Subsidiary.

  Concentration Risk.  Because the Fund will invest more than 25% of its assets in the gold and/or silver metals industry through metals-related securities and other investments, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry or pair of industries.

  Common Stock Risk.  Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Currency Risks.  Currency-related investing involves significant risks, including market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.

  Derivatives Risk:  Derivatives are subject to inherent leverage that magnifies Fund losses.  Option positions may expire worthless.  Futures, forward and swap contracts may not provide an effective hedge or substitute for gold or silver because changes in derivative prices may not track those of the underlying metals.  Also, over the counter derivatives are subject to counterparty default risk.

  ETF and ETN Risk.  ETFs and ETNs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and ETNs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and ETN is subject to specific risks, depending on the nature of the ETF.  ETNs are subject to default risks.

  Fixed Income Risk.  The value of notes and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Gold Risk.  The price of gold may be volatile and gold-related security prices, and gold-related derivatives may be highly sensitive to the price of gold.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  Additionally, the advisor has not previously managed a mutual fund.

  Management Risk.  The advisor's reliance on its strategies and judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Market Risk.  The Fund's investments may decline in value if the stock markets perform poorly or the price of gold or silver declines.

  Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Pooled Vehicle Risk.  Pooled vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  The cost of investing in the Fund will be higher than the cost of investing directly in pooled vehicles and may be higher than other mutual funds that invest directly in stocks and bonds.  Pooled vehicles may pay performance-based management fees in addition to asset-based fees.  Pooled vehicles are subject to strategy risks.

  Regulatory Change Risk:  Recently the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Losses are potentially unlimited in a short position transaction.

  Silver Risk.  The price of silver may be volatile and silver-related security prices, and derivative prices may be highly sensitive to the price of silver.

  Small and Medium Capitalization Stock Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Structured Note Risk:  Gold- and silver-related structured notes involve leverage risk, tracking risk and issuer default risk.

  Taxation Risk:  Should the Fund invest in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.goldsilveralpha.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 23, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 23, 2011
Prospectus Date	rr_ProspectusDate	Aug 19, 2011
Peregrine Gold Silver Alpha Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal circumstances, the Fund invests primarily in a combination of any, or all, of the following: (1) gold- or silver-related instruments (long or short), (2) fixed income securities and (3) foreign currency-related instruments (long or short).  The Fund seeks to achieve capital appreciation by combining multiple "alpha" strategies that seek returns that are not purely market-direction-related, but are returns that are attributable to astute individual security, sector and derivative selection.

Gold- or Silver-Related Instruments

The Fund defines gold- or silver-related instruments as: (1) common stocks, (2) exchange-traded funds ("ETFs") and pooled investment vehicles such as limited partnerships, (3) exchange-trade notes ("ETNs"), (4) over-the-counter structured notes, (5) over-the-counter or exchange-traded derivatives, as permitted under applicable law, and (6) bullion.  Gold- or silver-related common stocks are defined as those of companies engaging primarily in (1) exploration, (2) mining, (3) processing or dealing in ore or refined gold or silver.  Gold- or silver-related ETFs and pooled investment vehicles (fund of funds) are those that invest primarily in (1) gold- or silver-related common stocks, (2) derivatives on gold or silver such as (i) swaps, (ii) futures and options on futures contracts, or (iii) forward contracts, or (3) interests in gold or silver bullion.  Gold- or silver-related ETNs and structured notes are those with interest and/or principal payments linked to the prices of gold or silver.  Direct investments into derivatives are primarily used as substitutes for gold or silver bullion, where permitted under applicable law.  Direct gold and silver bullion investments are executed through vault-stored physical bullion or bullion certificates issued by a bank.  The Fund invests in gold- or silver-related instruments without restriction as to issuer capitalization or country.  The Fund does not invest more than 25% of its assets in derivatives of any one counterparty.

Fixed Income Securities

The Fund defines fixed income securities as short-term (1) bills, (2) notes or (3) other evidences of indebtedness issued by the United States government or foreign governments denominated in any currency.  The Fund invests in fixed income securities with maturities of five years or less, that are rated BBB- or higher by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization ("NRSRO").

Foreign Currency-Related Instruments

The Fund defines foreign currency-related instruments as: (1) spot and forward foreign exchange contracts, (2) ETFs that invest primarily in foreign currency (i) options, (ii) futures and options on futures, ((iii) forwards, and (iv) swap contracts, (3) ETNs that have interest and/or principal payments linked to foreign currency exchange rates, and (4) interests in pooled investment vehicles (fund of funds) which invest primarily in foreign currency (i) options, (ii) futures and options on futures, (iii) forwards, or (iv) swap contracts.  Derivatives are primarily used as substitutes for the currencies they represent, when permitted under applicable law.  The Fund invests in ETFs without restriction as to issuer capitalization or country; ETNs of any maturity that are rated BBB- or higher by Standard & Poor's Ratings Group or another NRSRO, or if unrated, determined by the advisor to be of similar quality; but without restriction as to issuer capitalization or country.  The Fund does not invest more than 25% of its assets in derivatives of any one counterparty.

The Fund concentrates investments in the gold and silver metals industry because, under normal circumstances, it invests over 25% of its assets in securities of gold and/or silver metals industry issuers or in securities that are gold or silver industry-related.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's advisor seeks to achieve the Fund's investment objective by employing "Core," and "Opportunistic" strategies.

Core Strategy

The Core Strategy targets investing up to 74% of Fund assets in long positions in gold- and silver-related instruments.  Within this 74% allocation, the advisor anticipates that initially 80% will be gold-related and 20% will be silver-related.  The advisor selects specific investment vehicles that it believes offer the lowest cost or most highly correlated means of tracking gold or silver prices.  The advisor anticipates investing in leveraged ETFs, ETNs and structured notes as a part of the Core strategy.  These securities may employ leverage that magnifies the changes in the underlying gold or silver price or index upon which they are based.

Opportunistic Strategy

The Opportunistic Strategy targets investing up to 25% of Fund assets, long or short, and as permitted by applicable law,  in (1) over-the-counter or exchange-traded derivatives on (i) currencies, (ii) financial indexes, (iii) gold or silver or (iv) commodities upon which derivatives exist; (2) fixed income securities, or (3) gold or silver bullion.  These investments may be executed directly or through ETFs, ETNs or pooled investment funds (fund of funds) that each primarily invest in the preceding assets and instruments.  Additionally, the advisor may execute foreign currency investments through foreign currency denominated fixed income government securities.  Furthermore, the Opportunistic Strategy, whether directly or indirectly, will be executed primarily through a wholly-owned and controlled Cayman Island-based subsidiary (the "Subsidiary").  Overall, these investments are intended to be a source of returns that are not highly correlated to returns in the stock or bond markets generally.  The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.  The Subsidiary is subject to the same investment restrictions as the Fund when viewed on a consolidated basis.

The advisor buys and sells securities, instruments, and derivatives to maintain the Fund's Core allocation or to adjust the Fund's Opportunistic investment composition, when a price target has been reached, the investment thesis for a position changes, to replace an investment with one with a higher expected return, or to reduce portfolio risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs, ETNs, pooled vehicles and the Subsidiary.

  Concentration Risk.  Because the Fund will invest more than 25% of its assets in the gold and/or silver metals industry through metals-related securities and other investments, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry or pair of industries.

  Common Stock Risk.  Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  Currency Risks.  Currency-related investing involves significant risks, including market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.

  Derivatives Risk:  Derivatives are subject to inherent leverage that magnifies Fund losses.  Option positions may expire worthless.  Futures, forward and swap contracts may not provide an effective hedge or substitute for gold or silver because changes in derivative prices may not track those of the underlying metals.  Also, over the counter derivatives are subject to counterparty default risk.

  ETF and ETN Risk.  ETFs and ETNs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and ETNs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and ETN is subject to specific risks, depending on the nature of the ETF.  ETNs are subject to default risks.

  Fixed Income Risk.  The value of notes and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Gold Risk.  The price of gold may be volatile and gold-related security prices, and gold-related derivatives may be highly sensitive to the price of gold.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  Additionally, the advisor has not previously managed a mutual fund.

  Management Risk.  The advisor's reliance on its strategies and judgments about the attractiveness, value and potential appreciation or depreciation of a particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

  Market Risk.  The Fund's investments may decline in value if the stock markets perform poorly or the price of gold or silver declines.

  Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Pooled Vehicle Risk.  Pooled vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  The cost of investing in the Fund will be higher than the cost of investing directly in pooled vehicles and may be higher than other mutual funds that invest directly in stocks and bonds.  Pooled vehicles may pay performance-based management fees in addition to asset-based fees.  Pooled vehicles are subject to strategy risks.

  Regulatory Change Risk:  Recently the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Losses are potentially unlimited in a short position transaction.

  Silver Risk.  The price of silver may be volatile and silver-related security prices, and derivative prices may be highly sensitive to the price of silver.

  Small and Medium Capitalization Stock Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Structured Note Risk:  Gold- and silver-related structured notes involve leverage risk, tracking risk and issuer default risk.

  Taxation Risk:  Should the Fund invest in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.goldsilveralpha.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goldsilveralpha.com
Peregrine Gold Silver Alpha Strategy Fund | Peregrine Gold Silver Alpha Strategy Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.99%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	799
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,551
Peregrine Gold Silver Alpha Strategy Fund | Peregrine Gold Silver Alpha Strategy Fund Class I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.99%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	213
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	962

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The Acquired Fund Fees and Expenses estimate does not include the cost of investing in underlying pools, like commodity pools, that are not investment companies. The Fund estimates that underlying pool expenses, if presented, would be 2%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying pools which range from 0% to 20% of an underlying pool's profits.
[3]	The Fund's advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30 , 2012, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% and 1.75% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.